FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288
                                   ---------

               FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  6/30/06
                           -------



Item 1. Schedule of Investments.


Franklin Strategic Mortgage Portfolio

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ....................................................  3

Notes to Statement of Investments ...........................................  9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT c          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 124.6%
    MORTGAGE-BACKED SECURITIES 96.9%
  a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.8%
    FHLMC, 3.28%, 5/01/34 ........................................................................        942,124     $     923,805
    FHLMC, 3.356%, 1/01/34 .......................................................................      1,542,690         1,538,218
    FHLMC, 3.901%, 7/01/34 .......................................................................        309,138           305,450
    FHLMC, 4.011%, 9/01/34 .......................................................................        251,668           247,412
    FHLMC, 5.225%, 1/01/32 .......................................................................        377,232           383,518
    FHLMC, 5.335%, 10/01/18 ......................................................................        306,488           307,900
    FHLMC, 5.536%, 11/01/25 ......................................................................        105,233           106,456
    FHLMC, 5.639%, 11/01/16 ......................................................................        567,363           570,546
    FHLMC, 5.813%, 4/01/24 .......................................................................        407,801           409,172
    FHLMC, 5.922%, 1/01/28 .......................................................................        473,084           471,465
    FHLMC, 5.986%, 5/01/20 .......................................................................        325,597           329,208
    FHLMC, 5.994%, 7/01/30 .......................................................................        650,748           652,511
    FHLMC, 6.024%, 7/01/24 .......................................................................        234,322           238,866
    FHLMC, 6.081%, 9/01/27 .......................................................................        288,947           295,547
    FHLMC, 6.178%, 8/01/31 .......................................................................        109,597           109,269
    FHLMC, 6.187%, 5/01/30 .......................................................................        467,995           479,566
    FHLMC, 6.189%, 7/01/22 .......................................................................      1,943,147         1,967,308
    FHLMC, 6.203%, 11/01/25 ......................................................................        621,362           635,298
    FHLMC, 6.375%, 4/01/17 .......................................................................         90,337            90,482
    FHLMC, 6.382%, 12/01/30 ......................................................................        241,430           247,445
    FHLMC, 6.649%, 1/01/31 .......................................................................        521,289           531,118
    FHLMC, 6.706%, 3/01/19 .......................................................................        289,037           290,891
    FHLMC, 6.87%, 11/01/19 .......................................................................        240,242           247,232
    FHLMC, 6.875%, 4/01/18 .......................................................................        153,686           155,795
    FHLMC, 6.908%, 5/01/22 .......................................................................        100,097           101,759
    FHLMC, 6.961%, 4/01/31 .......................................................................         71,026            72,877
    FHLMC, 7.018%, 4/01/30 .......................................................................      2,474,254         2,467,500
                                                                                                                      --------------
                                                                                                                         14,176,614
                                                                                                                      --------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 33.5%
    FHLMC 15 Year, 6.50%, 2/01/19 ................................................................        850,932           862,898
    FHLMC 15 Year, 8.00%, 4/01/08 ................................................................          2,929             2,966
  b FHLMC 30 Year, 5.00%, 7/01/33 ................................................................     12,188,000        11,384,348
    FHLMC Gold 15 Year, 4.50%, 10/01/18 ..........................................................      5,933,203         5,614,200
    FHLMC Gold 15 Year, 4.50%, 10/01/18 ..........................................................      3,428,739         3,244,125
    FHLMC Gold 15 Year, 4.50%, 11/01/18 ..........................................................      4,438,600         4,199,612
    FHLMC Gold 15 Year, 4.50%, 11/01/18 - 3/01/20 ................................................      7,121,175         6,732,103
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 ................................................      4,607,271         4,446,388
    FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 .................................................          5,595             5,638
    FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 .................................................          7,051             7,175
    FHLMC Gold 15 Year, 7.50%, 4/01/10 ...........................................................          2,536             2,603
    FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 ................................................        135,943           139,718
    FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 ................................................      5,965,584         5,580,971
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ...........................................................      4,022,564         3,760,856
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ...........................................................      4,490,764         4,198,594
  b FHLMC Gold 30 Year, 5.50%, 7/01/33 ...........................................................     17,000,000        16,330,625
    FHLMC Gold 30 Year, 5.50%, 9/01/33 ...........................................................        609,240           587,941


                                          Quarterly Statement of Investments | 3

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT c          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
    FHLMC Gold 30 Year, 5.50%, 1/01/35 ...........................................................     13,901,390     $  13,391,747
    FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 .................................................        727,804           718,966
    FHLMC Gold 30 Year, 6.00%, 8/01/34 ...........................................................      4,679,064         4,617,737
    FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 ................................................      1,451,450         1,466,996
    FHLMC Gold 30 Year, 7.00%, 9/01/21 - 7/01/32 .................................................      4,669,027         4,789,016
    FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 ................................................      1,208,508         1,250,980
    FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 .................................................        215,722           227,785
    FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 ................................................        562,276           591,040
    FHLMC Gold 30 Year, 9.00%, 9/01/30 ...........................................................        662,881           719,957
    FHLMC Gold 30 Year, 9.25%, 12/01/08 ..........................................................         44,340            44,634
    FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 ................................................      1,515,736         1,645,277
    FHLMC PC 15 Year, 8.50%, 5/01/17 .............................................................      1,358,760         1,438,387
    FHLMC PC 15 Year, 9.25%, 8/01/14 .............................................................          7,456             7,939
    FHLMC PC 15 Year, 9.50%, 12/01/09 - 8/01/19 ..................................................        236,605           251,199
    FHLMC PC 30 Year, 8.50%, 2/01/17 .............................................................         15,492            16,485
    FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ...................................................          4,784             5,008
                                                                                                                      --------------
                                                                                                                         98,283,914
                                                                                                                      --------------
  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 12.8%
    FNMA, 3.397%, 3/01/34 ........................................................................        406,007           400,870
    FNMA, 3.557%, 4/01/34 ........................................................................      1,422,802         1,412,802
    FNMA, 3.62%, 3/01/34 .........................................................................        617,508           620,694
    FNMA, 4.211%, 9/01/33 ........................................................................      2,880,827         2,638,512
    FNMA, 4.263%, 1/01/35 ........................................................................        888,222           877,912
    FNMA, 4.618%, 11/01/32 .......................................................................      1,208,735         1,203,691
    FNMA, 4.719%, 10/01/32 .......................................................................      3,207,731         3,187,902
    FNMA, 4.759%, 5/01/35 ........................................................................      5,643,015         5,604,727
    FNMA, 4.841%, 11/01/34 .......................................................................        247,304           248,604
    FNMA, 4.874%, 1/01/18 ........................................................................      3,023,589         3,010,211
    FNMA, 4.964%, 8/01/29 ........................................................................         69,175            68,454
    FNMA, 4.971%, 12/01/31 .......................................................................        214,457           217,191
    FNMA, 4.973%, 10/01/19 .......................................................................        506,988           505,800
    FNMA, 5.17%, 8/01/26 .........................................................................        269,171           273,598
    FNMA, 5.302%, 4/01/21 ........................................................................         98,537            99,684
    FNMA, 5.323%, 5/01/28 ........................................................................        744,686           750,287
    FNMA, 5.484%, 11/01/28 .......................................................................        164,277           168,459
    FNMA, 5.529%, 5/01/21 ........................................................................        439,557           441,986
    FNMA, 5.566%, 8/01/30 ........................................................................        205,902           211,076
    FNMA, 5.61%, 4/01/33 .........................................................................      2,169,140         2,193,871
    FNMA, 5.726%, 7/01/17 ........................................................................        256,721           255,595
    FNMA, 5.768%, 6/01/17 ........................................................................        204,145           203,403
    FNMA, 5.995%, 5/01/30 ........................................................................        200,993           203,523
    FNMA, 6.00%, 9/01/18 .........................................................................         58,126            58,243
    FNMA, 6.059%, 5/01/27 ........................................................................        468,385           475,367
    FNMA, 6.102%, 7/01/14 ........................................................................        495,082           493,923
    FNMA, 6.137%, 11/01/31 .......................................................................      1,028,080         1,038,472
    FNMA, 6.171%, 4/01/31 ........................................................................        123,679           124,009


4 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT c          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
    FNMA, 6.192%, 7/01/31 ........................................................................      1,343,662     $   1,350,556
    FNMA, 6.203%, 10/01/24 .......................................................................        524,448           534,818
    FNMA, 6.203%, 2/01/32 ........................................................................        331,701           331,469
    FNMA, 6.235%, 12/01/24 .......................................................................        152,457           153,508
    FNMA, 6.261%, 7/01/19 ........................................................................      2,210,940         2,230,972
    FNMA, 6.281%, 7/01/25 ........................................................................        164,755           167,565
    FNMA, 6.338%, 12/01/22 .......................................................................        324,490           325,271
    FNMA, 6.339%, 8/01/27 ........................................................................        171,695           174,720
    FNMA, 6.37%, 9/01/32 .........................................................................        455,076           467,026
    FNMA, 6.384%, 5/01/27 ........................................................................      1,147,589         1,167,909
    FNMA, 6.386%, 10/01/29 .......................................................................        549,646           563,832
    FNMA, 6.42%, 6/01/25 .........................................................................        276,627           279,235
    FNMA, 6.443%, 4/01/18 ........................................................................        218,976           222,000
    FNMA, 6.474%, 4/01/18 ........................................................................         56,049            57,229
    FNMA, 6.481%, 8/01/29 ........................................................................        164,225           168,024
    FNMA, 6.575%, 1/01/17 ........................................................................        891,391           885,949
    FNMA, 6.586%, 4/01/27 ........................................................................        279,658           282,477
    FNMA, 6.895%, 7/01/27 ........................................................................        310,136           312,199
    FNMA, 6.957%, 7/01/31 ........................................................................         80,899            81,228
    FNMA, 7.042%, 10/01/29 .......................................................................         31,883            31,871
    FNMA, 7.05%, 8/01/32 .........................................................................         40,204            40,888
    FNMA, 7.05%, 10/01/32 ........................................................................        275,399           275,376
    FNMA, 7.09%, 5/01/31 .........................................................................         30,317            30,819
    FNMA, 7.15%, 6/01/31 .........................................................................        416,209           419,203
    FNMA, 7.435%, 7/01/26 ........................................................................         77,339            77,176
                                                                                                                      --------------
                                                                                                                         37,620,186
                                                                                                                      --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 42.4%
    FNMA 7 Year, 9.00%, 11/01/11 .................................................................        197,363           206,473
    FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 .......................................................      6,299,394         6,075,258
    FNMA 15 Year, 5.00%, 7/01/18 .................................................................      5,296,974         5,114,836
    FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 .......................................................      5,081,228         4,998,404
    FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 ......................................................        466,076           472,870
    FNMA 15 Year, 7.00%, 11/01/11 ................................................................          1,427             1,454
    FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 .......................................................         44,210            45,437
    FNMA 15 Year, 10.00%, 8/01/15 ................................................................         56,098            61,053
    FNMA 20 Year, 6.50%, 5/01/16 - 5/01/19 .......................................................      4,586,333         4,647,420
  b FNMA 30 Year, 5.00%, 7/15/33 .................................................................     33,000,000        30,855,000
    FNMA 30 Year, 5.00%, 4/01/34 - 4/01/34 .......................................................      1,559,756         1,463,159
    FNMA 30 Year, 5.50%, 9/01/33 - 11/01/34 ......................................................     10,698,286        10,321,896
    FNMA 30 Year, 5.50%, 11/01/34 ................................................................     19,445,271        18,732,891
    FNMA 30 Year, 6.00%, 12/01/23 - 11/01/34 .....................................................      4,791,473         4,733,092
  b FNMA 30 Year, 6.00%, 7/01/32 .................................................................     21,482,894        21,147,224
    FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 ......................................................      9,610,118         9,701,414
    FNMA 30 Year, 7.00%, 6/01/24 - 10/01/32 ......................................................      2,053,643         2,105,627
    FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 .......................................................        592,286           613,723
    FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 .......................................................        105,064           110,954


                                          Quarterly Statement of Investments | 5

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                         AMOUNT c         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
    FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 .....................................................      1,429,283     $   1,534,880
    FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 .......................................................        413,637           433,038
    FNMA 30 Year, 9.25%, 10/01/09 ................................................................          8,344             8,391
    FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ......................................................        676,614           732,651
    FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 ......................................................        469,493           510,742
    FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ......................................................         38,230            41,582
    FNMA 30 Year, 11.00%, 10/01/15 ...............................................................         19,773            21,450
    FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ......................................................          5,007             5,493
    FNMA 30 Year, 12.50%, 12/01/13 ...............................................................          1,155             1,276
                                                                                                                      --------------
                                                                                                                        124,697,688
                                                                                                                      --------------
  a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
    GNMA, 4.75%, 7/20/27 .........................................................................        374,373           375,480
    GNMA, 5.125%, 11/20/25 .......................................................................        119,343           119,960
                                                                                                                      --------------
                                                                                                                            495,440
                                                                                                                      --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.2%
    GNMA I SF 15 Year, 7.00%, 4/15/14 ............................................................         72,491            74,778
    GNMA I SF 15 Year, 8.00%, 9/15/15 ............................................................         34,285            36,358
    GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ..................................................        930,211           943,577
    GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ..................................................      1,049,478         1,081,577
    GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 ................................................        148,510           155,417
    GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ..................................................        538,315           568,458
    GNMA I SF 30 Year, 8.25%, 4/15/08 - 5/15/21 ..................................................        331,266           350,576
    GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ..................................................        574,167           616,727
    GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 ..................................................        193,611           203,256
    GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 .................................................        134,358           140,204
    GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 ................................................         10,420            11,411
    GNMA I SF 30 Year, 10.50%, 1/15/16 ...........................................................          1,175             1,292
    GNMA II SF 30 Year, 6.00%, 6/20/34 ...........................................................      1,744,577         1,728,679
    GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 .................................................      1,632,478         1,649,157
    GNMA II SF 30 Year, 7.00%, 3/20/27 - 11/20/32 ................................................        400,403           410,617
    GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 ................................................        976,805         1,014,695
    GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 .................................................        263,717           276,173
    GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 .................................................         88,318            93,945
    GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 ................................................         11,067            11,919
    GNMA II SF 30 Year, 10.50%, 6/20/20 ..........................................................             29                32
                                                                                                                      --------------
                                                                                                                          9,368,848
                                                                                                                      --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $292,789,399) .........................................                      284,642,690
                                                                                                                      --------------


6 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                         AMOUNT c         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 27.7%
    FINANCE 27.7%
  a AFC Home Equity Loan Trust, 1997-4, 2A2, 5.963%, 12/22/27 ....................................        949,913     $     950,714
  e Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 4.647%, 7/25/23 (Canada) ...............      2,485,838 CAD     2,219,802
    Bear Stearns Asset Backed Securities Inc., 2005-HE2, 1A2, 5.563%, 2/25/35 ....................      2,906,776         2,910,321
  a Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10, A4, 5.405%, 12/11/40 ............      3,000,000         2,900,225
    CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 ........................      2,250,000         2,135,163
  a Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.180%, 12/25/29 ...........................        190,518           190,026
    Countrywide Asset-Backed Certificates,
        2004-7, AF4, 4.774%, 8/25/32 .............................................................      2,862,000         2,821,393
        2004-13, AF6, 4.581%, 4/25/35 ............................................................        750,000           709,992
        2005-10, AF6, 4.915%, 2/25/36 ............................................................      3,250,000         3,068,692
        2005-12, 2A5, 5.245%, 2/25/36 ............................................................      2,000,000         1,898,570
    Equity One ABS Inc., 2004-1, AF6, 4.205%, 4/25/34 ............................................      5,000,000         4,660,830
    First Franklin Mortgage Loan Asset-Backed Certificates,
      a 2004-FF11, 1A2, 5.673%, 1/25/35 ..........................................................      3,242,793         3,250,008
        2005-FF10, A2, 5.423%, 11/25/35 ..........................................................      1,174,905         1,175,803
    FNMA, G93-33, K, 7.00%, 9/25/23 ..............................................................      2,812,912         2,899,273
    Fremont Home Loan Trust, 2004-4, 2A2, 5.603%, 3/25/35 ........................................      2,390,042         2,394,726
    GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%, 1/10/38 ...........................      1,262,683         1,199,278
    Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%, 6/10/36 ....................      5,000,000         4,831,534
    JP Morgan Chase Commercial Mortgage Sec Corp.,
      a 2004-CB9, A4, 5.558%, 6/12/41 ............................................................      3,779,632         3,693,681
        2004-LN2, A2, 5.115%, 7/15/41 ............................................................        557,685           529,473
    Master Asset Backed Securities Trust, 2006-AB1, A1, 5.463%, 2/25/36 ..........................      4,199,026         4,201,889
    Merrill Lynch Mortgage Loans Inc., 2005-WMC1, A2B, 5.543% 9/25/35 ............................      1,673,555         1,675,682
  a Morgan Stanley Capital I, 2004-IQ7, A4, 5.564%, 6/15/38 ......................................      6,000,000         5,845,390
    Novastar Home Equity Loan, 2005-2, A2B, 5.473%, 10/25/35 .....................................      6,000,000         6,005,539
    Popular ABS Mortgage Pass-Through Trust, 2005-3, AF6, 4.759%, 7/25/35 ........................      4,750,000         4,494,471
  a Residential Asset Mortgage Products Inc., 2004-RS11, A1, 5.463%, 2/25/26 .....................        483,957           484,218
    Residential Asset Securities Corp.,
      a 2000-KS2, AII, 5.823%, 3/25/30 ...........................................................      1,046,447         1,047,231
        2004-KS1, AI4, 4.213%, 4/25/32 ...........................................................      2,500,000         2,460,132
    Residential Funding Mortgage Securities II,
        2004-HI2, A4, 5.24%, 9/25/18 .............................................................      5,000,000         4,961,812
        2005-HI1, A4, 4.70%, 8/25/34 .............................................................      4,000,000         3,916,375
  a Structured Asset Securities Corp., 2005-SC1, 1A1, 5.593%, 5/25/31 ............................      1,465,498         1,470,276
  a Travelers Mortgage Services Inc., 1998-5A, A, 7.456%, 12/25/18 ...............................        200,849           200,400
    Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 ....................................        100,000           101,902
                                                                                                                      --------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
      (COST $83,743,923) .........................................................................                       81,304,821
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS (COST $376,533,322) ..............................................                      365,947,511
                                                                                                                      --------------
    SHORT TERM INVESTMENTS 2.7%
    GOVERNMENT BOND (COST $99,188) 0.0% d
f,g U.S. Treasury Bill, 8/31/06 ..................................................................        100,000            99,226
                                                                                                                      --------------


                                          Quarterly Statement of Investments | 7

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND (COST $7,920,118) 2.7%
  h Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% .........................      7,920,118     $   7,920,118
                                                                                                                      --------------
    TOTAL SHORT TERM INVESTMENTS (COST $8,019,306) ...............................................                        8,019,344
                                                                                                                      --------------
    TOTAL INVESTMENTS (COST $384,552,628) 127.3% .................................................                      373,966,855
    OTHER ASSETS, LESS LIABILITIES (27.3)% .......................................................                      (80,095,952)
                                                                                                                      --------------
    NET ASSETS 100.0% ............................................................................                    $ 293,870,903
                                                                                                                      ==============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar

SELECTED PORTFOLIO ABBREVIATIONS

PC   -   Participation Certificate
SF   -   Single Family

a     The coupon rate shown represents the rate at period end.

b     Security purchased on a to-be-announced basis.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     Rounds to less than 0.1% of net assets.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006, the value of this security was $2,219,802, representing 0.01% of net assets.

f     The security is traded on a discount basis with no stated coupon rate.

g     On deposit with broker for initial margin on futures contracts.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Mortgage Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin Strategic Mortgage Portfolio (the Fund).

1. INCOME TAXES

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................     $    384,845,270
                                                               =================

Unrealized appreciation ..................................     $        109,146
Unrealized depreciation ..................................          (10,987,561)
                                                               -----------------
Net unrealized appreciation (depreciation) ...............     $    (10,878,415)
                                                               =================

2. FINANCIAL FUTURES CONTRACTS

At June 30, 2006, the Fund had the following financial futures contracts outstanding:

------------------------------------------------------------------------------------------------------
                                                 NUMBER OF                     CONTRACT    UNREALIZED
CONTRACTS TO BUY                                 CONTRACTS   DELIVERY DATES   FACE VALUE   GAIN (LOSS)
------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bond .....................        50         09/01/06      $5,000,000     $(3,125)

------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note ...................        10         09/01/06      $1,000,000     $ 5,469
U.S. Treasury 10 Year Note ..................        70         09/01/06      $7,000,000     $50,312

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /S/JIMMY D. GAMBILL
  --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 28, 2006












                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration

















I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer